Expense Example {- Fidelity Environment and Alternative Energy Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-06 - Fidelity Environment and Alternative Energy Fund - Fidelity Environment and Alternative Energy Fund
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978